Expense Example, No Redemption {- Fidelity Advisor® Energy Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-30 - Fidelity Advisor® Energy Fund	Sep. 29, 2021 USD ($)
Fidelity Advisor Energy Fund-Class A
Expense Example, No Redemption:
1 Year	$ 682
3 Years	908
5 Years	1,151
10 Years	1,849
Fidelity Advisor Energy Fund-Class M
Expense Example, No Redemption:
1 Year	486
3 Years	772
5 Years	1,079
10 Years	1,949
Fidelity Advisor Energy Fund-Class C
Expense Example, No Redemption:
1 Year	187
3 Years	579
5 Years	995
10 Years	1,967
Fidelity Advisor Energy Fund - Class I
Expense Example, No Redemption:
1 Year	81
3 Years	252
5 Years	439
10 Years	978
Class Z
Expense Example, No Redemption:
1 Year	66
3 Years	208
5 Years	362
10 Years	$ 810